REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2015
REPORTABLE SEGMENTS [Text Block]
7.	REPORTABLE SEGMENTS

The operations of the Company are located in two geographic locations: Turkey and Canada. The Company’s corporate head office is located in Canada and is not an operating segment. The Company has only one reportable segment, a mineral exploration project in Turkey.

As at	December 31,	December 31,
	2015	2014

Turkey – capital assets	10,724	41,377
Canada – capital assets	948	20,745
Total	$11,672	$62,122